Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable
Schedule of accounts payable

	December 31,
	2024	2023

	(in US$’000)
Accounts payable	42,521	36,327

Schedule of aging analysis based on the relevant invoice dates

	December 31,
	2024	2023

	(in US$’000)
Not later than 3 months	37,805	33,233
Between 3 months to 6 months	2,638	1,058
Between 6 months to 1 year	833	941
Later than 1 year	1,245	1,095
	42,521	36,327